Equity (Details) - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity
Options Outstanding, beginning balance	46,905,000	44,920,000	20,500,000	0
Options Granted	3,475,000	2,550,000	25,890,000	20,500,000
Options Exercised	(10,000)		0	0
Options Cancelled	(687,500)	(565,000)	(1,470,000)	0
Shares
Options Outstanding, ending balance	49,682,500	46,905,000
Options Exercisable	18,361,001	14,737,501	12,807,500	2,500,000
Options Outstanding, Beginning Balance	$ 1.85	$ 1.78	$ 0.51
Options Granted	5.00	3.47	2.82	$ 0.51
Options Exercised	(2.00)	0	0
Options Cancelled	(2.99)	(3.16)	(2.59)
Option outstanding, ending balance	1.69	1.85	1.78	0.51
Options Exercisable	$ 1.47	$ 1.14	$ 0.94	$ 0.49
Options Exercised	10,000		0	0
Options Outstanding, Ending Balance		46,905,000	44,920,000	20,500,000
Weighted Average Exercise Price
Options Exercised	$ 2.00	$ 0	$ 0